Financial Assets and Financial Liabilities - Summary of Carrying Amounts of Financial Instruments Category Assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial assets	₩ 738,535,502	₩ 696,581,535
Cash and due from financial institutions
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial assets	29,869,111	29,836,311
Financial assets at fair value through profit or loss
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial assets	79,450,093	77,038,267
Derivatives
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial assets	11,730,767	6,157,628
Loans measured at amortized cost
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial assets	472,071,840	444,805,287
Financial investments
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial assets	131,009,464	122,199,529
Other financial assets
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial assets	14,404,227	16,544,513
Financial instruments at fair value through other comprehensive income
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial assets	90,182,623	79,727,487
Financial instruments at fair value through other comprehensive income | Financial investments
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial assets	90,182,623	79,727,487
Financial instruments at fair value through profit or loss
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial assets	90,404,963	82,815,949
Financial instruments at fair value through profit or loss | Financial assets at fair value through profit or loss
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial assets	79,450,093	77,038,267
Financial instruments at fair value through profit or loss | Derivatives
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial assets	10,954,870	5,777,682
Investments In Equity Instruments Measured At Fair Value Through Other Comprehensive Income [Member]
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial assets	3,713,289	2,770,653
Investments In Equity Instruments Measured At Fair Value Through Other Comprehensive Income [Member] | Financial investments
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial assets	3,713,289	2,770,653
Financial instruments at amortized cost
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial assets	553,458,730	530,887,500
Financial instruments at amortized cost | Cash and due from financial institutions
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial assets	29,869,111	29,836,311
Financial instruments at amortized cost | Loans measured at amortized cost
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial assets	472,071,840	444,805,287
Financial instruments at amortized cost | Financial investments
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial assets	37,113,552	39,701,389
Financial instruments at amortized cost | Other financial assets
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial assets	14,404,227	16,544,513
Derivatives held for hedging
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial assets	775,897	379,946
Derivatives held for hedging | Derivatives
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial assets	₩ 775,897	₩ 379,946